Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Shareholders' Equity	Shareholders’ Equity
Share Repurchases
On November 12, 2021, the Company announced receipt of a notice of non-objection from the Board of Governors of the Federal Reserve System to its previously announced share repurchase program which was approved by the Company’s Board of Directors on October 1, 2021. The program authorized the purchase of up to 9,337,900 shares, or 5% of the Company’s then-outstanding shares of common stock over a 12-month period. The program was limited to $225.0 million through November 30, 2022. The Company completed the repurchase of the total number of shares authorized through this program during the third quarter of 2022.
On September 7, 2022, the Company announced receipt of a notice of non-objection from the Board of Governors of the Federal Reserve System for a new share repurchase program. The program, which authorizes the purchase of up to 8,900,000 shares, or 5% of the Company’s then-outstanding shares of common stock over a 12-month period, is limited to $200.0 million through August 31, 2023.
Repurchases are made at management’s discretion from time to time at prices management considers to be attractive and in the best interests of both the Company and its shareholders, subject to the availability of shares, general market conditions, the trading price of the shares, alternative uses for capital, and the Company’s financial performance. Repurchases may be suspended, terminated or modified by the Company at any time for any reason.
Information regarding the shares repurchased under the plans is presented in the following table:

Period	Total Number of Shares Repurchased	Average Price Paid per Share	Total Number of Shares Repurchased as Part of the Share Repurchase Programs	Maximum Number of Shares That May Yet Be Purchased Under the Share Repurchase Programs
December 1, 2021 - December 31, 2021	1,135,878	$20.42	1,135,878	8,202,022
January 1, 2022 – January 31, 2022	987,526	21.02	2,123,404	7,214,496
February 1, 2022 – February 28, 2022	1,109,697	21.08	3,233,101	6,104,799
March 1, 2022 – March 31, 2022	769,398	21.31	4,002,499	5,335,401
April 1, 2022 - April 30, 2022	1,194,185	20.19	5,196,684	4,141,216
May 1, 2022 - May 31, 2022	1,880,381	18.93	7,077,065	2,260,835
June 1, 2022 - June 30, 2022	1,141,903	18.78	8,218,968	1,118,932
July 1, 2022 - July 31, 2022	909,785	19.02	9,128,753	209,147
August 1, 2022 - August 31, 2022	0	—	9,128,753	209,147
September 1, 2022 - September 30, 2022	571,463	20.33	9,700,216	8,537,684
October 1, 2022 - October 31, 2022	1,094,049	20.32	10,794,265	7,443,635
November 1, 2022 - November 30, 2022	453,885	18.91	11,248,150	6,989,750
December 1, 2022 – December 31, 2022	0	—	11,248,150	6,989,750
Dividends
Information regarding dividends declared and paid is presented in the following table:

	Dividends Declared per Share	Dividends Declared	Dividends Paid
	(In millions, except per share data)
Three Months Ended March 31, 2022	$0.10	$17.1	$16.9
Three Months Ended June 30, 2022	$0.10	$16.7	$16.5
Three Months Ended September 30, 2022	$0.10	$16.5	$16.3
Three Months Ended December 31, 2022	$0.10	$16.3	$16.1

Three Months Ended March 31, 2021	$0.06	$10.3	$10.3
Three Months Ended June 30, 2021	$0.08	$13.8	$13.8
Three Months Ended September 30, 2021	$0.08	$13.8	$13.8
Three Months Ended December 31, 2021	$0.08	$13.7	$13.7